Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,059,000	12,825,000	8,000,000
Common stock, shares outstanding	14,059,000	12,825,000	8,000,000